PROSPECTUS
July 31, 2005
                                                             (LAUDUS FUNDS LOGO)
As Amended March 14, 2006

                                                 COMMAND PERFORMANCE(TM)

LAUDUS ROSENBERG U.S. EQUITY FUNDS
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund
(closed to new investors)

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUNDS
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Small Capitalization Fund
(closed to new investors)

LAUDUS ROSENBERG LONG/SHORT EQUITY FUNDS
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund Laudus Rosenberg Global Long/Short Equity Fund
Laudus Rosenberg Value Long/Short Equity Fund

ADVISER
Charles Schwab Investment Management, Inc.

SUBADVISER
AXA Rosenberg Investment Management LLC

The Securities and Exchange Commission has not approved or disapproved of the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime. Please see the inside front cover of this prospectus for important privacy policy information.

SHAREHOLDER SERVICES
1.866.452.8387 Institutional Shares
1.866.452.8387 Registered Investment Professionals
1.800.447.3332 Investor and Adviser Shares
WWW.LAUDUSFUNDS.COM

LAUDUS FUNDS PRIVACY POLICY--A COMMITMENT TO YOUR PRIVACY
At the Laudus Rosenberg Funds ("Laudus") our most important asset is our relationship with you. We are honored that you have entrusted us with your financial affairs, and we are committed to safeguarding the privacy of information we maintain about you. Establishing and adhering to an effective privacy policy is an important part of that dedication.

Below, you will find details about Laudus' commitment to protecting your privacy, including the types of information we collect about you, and how we use and share that information.

Our privacy policy applies to all clients with whom we have a relationship and is also extended to each of our former clients.

YOUR PRIVACY IS NOT FOR SALE
Simply put, we do not and will not sell your personal information to anyone, for any reason, at any time.

HOW WE COLLECT INFORMATION ABOUT YOU
We collect personal information about you in a number of ways.
- APPLICATION AND REGISTRATION INFORMATION.
We collect information from you when you open an account. We may also collect information from consumer reporting agencies in the account-opening process. The information we collect may include your name, address, phone number, e-mail address, Social Security number, employment information and date of birth.
- ACCOUNT HISTORY.
Once you have opened an account with us, we collect and maintain personal information about your account activity, including your transactions. This information allows us to administer your account.
- THIRD-PARTY INFORMATION PROVIDERS.
We may collect information about you from information services and consumer reporting agencies to verify your identity.

WEBSITE USAGE
When you visit our Website, our computer may use devices known as "cookies," graphic interchange format files (GIFs), or other similar Web tools to enhance your Web experience. These tools enable us to recognize you when you return to our site, and to maintain your Web session while you browse throughout the site, as well as help us provide you with a better, more personalized experience. Cookies do not, standing alone, identify you as an individual by name or account number; they merely recognize your browser.

HOW WE SHARE INFORMATION ABOUT YOU
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
- to help us process transactions for your account;
- when we use another company to provide services for us, such as printing and mailing your account statements;
- when we believe that disclosure is required or permitted under law. For example, we may be required to disclose personal information to cooperate with regulatory or law enforcement authorities to resolve consumer disputes, to perform credit/authentication checks, or for risk control.

STATE LAWS
We will comply with state laws that apply to the disclosure or use of information about you.

SAFEGUARDING YOUR INFORMATION, MAINTAINING YOUR TRUST
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are contractually obligated to maintain strict confidentiality and are not permitted to transfer such information to a third party except as required by law or as permitted by law to enable them to perform the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards to protect personal information.

TEAMING UP AGAINST IDENTITY THEFT
Identity theft is a serious concern to all of us. Safeguarding information to help protect you from identity theft is our priority. Laudus takes steps to protect you from identity theft by:
- utilizing client identification and authentication procedures before initiating transactions;
- ensuring our employees are trained to safeguard personal information about you.
You can also help protect your identity and accounts. Here are a few steps to remember:
- Laudus will never request your account number, login password, or Social Security number in either a non-secure or unsolicited e-mail communication;
- shred documents that contain personal information;
- check your credit report regularly for unauthorized activity and protect your personal identification numbers (PINs) or personal data.

GREATER ACCURACY MEANS BETTER PROTECTION
We are committed to keeping accurate, up-to-date records to help ensure the integrity of the information we maintain about you. If you identify an inaccuracy in this information, or you need to make a change to it, please contact us promptly by calling 1.800.447.3332.

A COMMITMENT TO KEEPING YOU INFORMED
We will provide you with advance notice of important changes to our information-sharing practices.

CONTACT US WITH QUESTIONS
If you have any questions or concerns, please contact us by visiting http://www.laudusfunds.com/ContactCustomerService.asp or call 1.800.447.3332.

This Privacy Policy is issued by Laudus Trust, on behalf of Laudus Rosenberg U.S. Large Capitalization Fund, Laudus Rosenberg U.S. Large Capitalization Value Fund, Laudus Rosenberg U.S. Large Capitalization Growth Fund, Laudus Rosenberg U.S. Discovery Fund, Laudus Rosenberg U.S. Small Capitalization Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Small Capitalization Fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, Laudus Rosenberg U.S. Long/Short Equity Fund, Laudus Rosenberg Global Long/Short Equity Fund, and Laudus Rosenberg Value Long/Short Equity Fund.

                               TABLE OF CONTENTS

                                                                PAGE
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
SUMMARY OF PRINCIPAL RISKS..................................      2

LAUDUS ROSENBERG FUNDS

  U.S. LARGE CAPITALIZATION FUND............................      3
  U.S. LARGE CAPITALIZATION GROWTH FUND.....................      5
  U.S. LARGE CAPITALIZATION VALUE FUND......................      7
  U.S. DISCOVERY FUND.......................................      9
  U.S. SMALL CAPITALIZATION FUND............................     12
  INTERNATIONAL EQUITY FUND.................................     15
  INTERNATIONAL SMALL CAPITALIZATION FUND...................     18
  U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND......     21
  GLOBAL LONG/SHORT EQUITY FUND.............................     24
  VALUE LONG/SHORT EQUITY FUND..............................     28

FEES AND EXPENSES...........................................     31

PRINCIPAL RISKS.............................................     34

MANAGEMENT OF THE FUNDS.....................................     37

MULTIPLE CLASSES............................................     38

PURCHASING SHARES...........................................     39

INDIVIDUAL RETIREMENT ACCOUNTS..............................     42

REDEEMING SHARES............................................     42

EXCHANGING AND CONVERTING SHARES............................     44

HOW THE TRUST PRICES SHARES OF THE FUNDS....................     45

DISTRIBUTIONS...............................................     45

TAXES.......................................................     45

DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION..............     46

FINANCIAL HIGHLIGHTS........................................     46

             INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                         AND SUMMARY OF PRINCIPAL RISKS

The following is a description of the investment objectives and principal investment strategies of the:

     -  Laudus Rosenberg U.S. Large Capitalization Fund
     -  Laudus Rosenberg U.S. Large Capitalization Growth Fund
     -  Laudus Rosenberg U.S. Large Capitalization Value Fund
     -  Laudus Rosenberg U.S. Discovery Fund
     -  Laudus Rosenberg U.S. Small Capitalization Fund
     -  Laudus Rosenberg International Equity Fund
     -  Laudus Rosenberg International Small Capitalization Fund
     -  Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund
     -  Laudus Rosenberg Global Long/Short Equity Fund and
     -  Laudus Rosenberg Value Long/Short Equity Fund

(each, a "Fund" and, collectively, the "Funds"). Each of the Funds is a series of Laudus Trust (the "Trust"), an open-end management investment company offering multiple portfolios with different investment objectives and strategies. Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval. The Funds are advised by Charles Schwab Investment Management, Inc. ("CSIM" or the "Adviser"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg" or the "Subadviser") acts as subadviser to the Funds.

This section also contains a summary of each Fund's principal risks. The principal risks of each Fund are identified and more fully discussed beginning on page 34. Please be sure to read this additional information BEFORE you invest.

                LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

INVESTMENT OBJECTIVE
The Fund seeks a total return (capital appreciation and current income) greater than that of the Russell 1000(R) Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a core or blend style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000(R) Index, which, as of June 30, 2005, included companies with market capitalizations between $858 million and $367.5 billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its Russell 1000(R) Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg's stock selection models, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. The value of Fund shares may vary depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Large-Size Company Risk. Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of mid- or small-size companies, for instance--the Fund's performance also will lag those investments.

Investments in Exchange-Traded Funds. The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

             25.40%   11.81%
              2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 2.48%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 14.49%, for the quarter ended 06/30/03, and lowest quarterly return was -2.47%, for the quarter ended 03/31/03.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                 SINCE             SINCE
                                                                               INCEPTION         INCEPTION
                                                                            OF INSTITUTIONAL    OF INVESTOR
                                                                PAST ONE         SHARES           SHARES
                                                                  YEAR         (6/19/02)         (7/31/02)
                                                                --------    ----------------    -----------
Institutional Shares*
  Return Before Taxes.......................................     11.81%          7.33%               --
  Return After Taxes on Distributions.......................     11.55%          7.13%               --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................      8.01%          6.22%               --
Investor Shares.............................................     11.43%            --             12.78%
Russell 1000(R) Index**.....................................     11.40%          8.84%            12.28%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. The Russell 1000(R) Index measures the performance of the 1000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. (The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.)

             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks to outperform the total return (capital appreciation and current income) of the Russell 1000(R) Growth Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in U.S. markets ("U.S. Large Capitalization Companies") and will generally exhibit a "growth" style of investing. In selecting securities for the Fund, AXA Rosenberg will seek to match the capitalization profile of the Russell 1000(R) Growth Index, which, as of June 30, 2005, included companies with market capitalizations between $880 million and $367.5 billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its Russell 1000(R) Growth Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. Since the benchmark Russell 1000(R) Growth Index has a "growth" style or orientation, the Fund will also exhibit this "growth" style or orientation. In addition, while the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg's stock selection models, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Large-Size Company Risk. Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of mid- or small-size companies, for instance--the Fund's performance also will lag those investments.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Because the fund originally sought to outperform the total return of the S&P 500 Index, its performance prior to February 2004, does not reflect the fund's current strategy and may have been different if it did.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

                               26.22%    7.65%
             -10.13%  -18.94%
              2001     2002     2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 0.85%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 14.12%, for the quarter ended 06/30/03, and its lowest quarterly return was -15.97%, for the quarter ended 09/30/02.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                 SINCE            SINCE
                                                                               INCEPTION        INCEPTION
                                                                            OF INSTITUTIONAL   OF INVESTOR
                                                                PAST ONE         SHARES          SHARES
                                                                  YEAR          (6/7/00)        (8/15/03)
                                                                --------    ----------------   -----------
Institutional Shares*
  Return Before Taxes.......................................     7.65%           -3.41%             --
  Return After Taxes on Distributions.......................     7.57%           -3.62%             --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     5.07%           -2.98%             --
Investor Shares.............................................     7.44%              --           14.73%
Russell 1000(R) Growth Index**..............................     6.30%           -9.50%          13.44%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. The Russell 1000(R) Growth
   Index is the Fund's benchmark and is an unmanaged, weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND

INVESTMENT OBJECTIVE
The Fund seeks capital appreciation through investing in large capitalization value stocks.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of the largest 1000 companies that are traded principally in the markets of the United States ("U.S. Large Capitalization Companies") and will generally exhibit a value style of investing. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 1000(R) Value Index, which, as of June 30, 2005, included companies with market capitalizations between $858 million and $367.5 billion. The definition of U.S. Large Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 1000(R) Value Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of U.S. Large Capitalization Companies.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to the Fund's Russell 1000(R) Value Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. Since the benchmark Russell 1000(R) Value Index has a "value" style or orientation, the Fund will also exhibit this "value" style or orientation. In addition, the Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. Other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Large-Size Company Risk. Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of mid- or small-size companies, for instance--the Fund's performance also will lag those investments.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
This Fund commenced operations 5/2/05. Accordingly, the Fund does not have performance information because it was not yet operational as of 3/31/05.

                      LAUDUS ROSENBERG U.S. DISCOVERY FUND

INVESTMENT OBJECTIVE
The Fund seeks a return (capital appreciation and current income) greater than that of the Russell 2500(TM) Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of small and mid capitalization companies that are traded principally in the markets of the United States ("U.S. Small/Mid Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2500(TM) Index, which, as of June 30, 2005, included companies with market capitalizations between $68 million and $5.2 billion. The definition of U.S. Small/Mid Capitalization Companies may change from time to time to include the market capitalization of the largest company in the Russell 2500(TM) Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small/Mid Capitalization Companies.

The Russell 2500(TM) Index consists of the smallest 2500 companies in the Russell 3000(R) Index, and represents approximately 16% of the Russell 3000(R) Index's total market capitalization. The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, AXA Rosenberg will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small/Mid Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to the Fund's Russell 2500(TM) Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. As these opportunities identified by the Valuation Model are typically strong among small cap stocks, the Fund will tend to show a "value" style or orientation. In addition, although, as noted above, AXA Rosenberg's stock selection models may produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

Please note that the Fund will be closed to new investors on or about the date on which assets of the Fund total $1 billion or effective on or about April 30, 2006 (the "Closing Date"), whichever comes first. The adviser reserves the right to close the Fund in advance of the April 30th date without further notice if Fund assets reach $1 billion. For updated information on the Fund's closing date, please visit the Fund's website at www.laudus.com.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Small and Mid-Size Company Risk. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of large-size companies, for instance--the Fund's performance also will lag those investments.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

                      41.41%   18.65%
             -3.95%
              2002     2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 3.05%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 18.32%, for the quarter ended 06/30/03, and its lowest quarterly return was -13.22%, for the quarter ended 09/30/02.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                 SINCE             SINCE
                                                                               INCEPTION         INCEPTION
                                                                            OF INSTITUTIONAL    OF INVESTOR
                                                                PAST ONE         SHARES           SHARES
                                                                  YEAR          (9/4/01)         (10/3/01)
                                                                --------    ----------------    -----------
Institutional Shares*
  Return Before Taxes.......................................     18.65%          16.35%              --
  Return After Taxes on Distributions.......................     18.41%          16.14%              --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     12.43%          14.15%              --
Investor Shares.............................................     18.36%             --            18.75%
Russell 2500(TM) Index**....................................     18.29%          12.54%           16.91%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. The Russell 2500(TM) Index measures the performance of the smallest 2500 securities in, and represents approximately 16% of the total market capitalization of, the Russell 3000(R) Index. (The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.)

                LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

                           (closed to new investors)

INVESTMENT OBJECTIVE
The Fund seeks a return (capital appreciation and current income) greater than that of the Russell 2000(R) Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in the common stocks of smaller companies that are traded principally in the markets of the United States ("U.S. Small Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2000(R) Index, which as of June 30, 2005, included companies with market capitalizations between $68 million and $3.1 billion. The definition of U.S. Small Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 2000(R) Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small Capitalization Companies.

The Russell 2000(R) Index consists of the smallest 2000 companies in the Russell 3000(R) Index, and represents approximately 8% of the Russell 3000(R) Index's total market capitalization. The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, AXA Rosenberg will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to the Fund's Russell 2000(R) Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. As these opportunities identified by the Valuation Model are typically strong among small cap stocks, the Fund will tend to show a "value" style or orientation. In addition, although, as noted above, AXA Rosenberg's stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Small Company Risk. The Fund is subject to additional risk because it invests primarily in the stocks of companies with relatively small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or large or mid cap stocks, for instance--the Fund's performance also will lag those investments.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

             38.18%   26.53%   30.63%            15.00%    5.19%   10.73%            40.51%   20.18%
                                        -4.03%                              -5.47%
              1995     1996     1997     1998     1999     2000     2001     2002     2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was -1.08%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 17.26%, for the quarter ended 06/30/03, and its lowest quarterly return was -17.82%, for the quarter ended 09/30/98.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                                        SINCE          SINCE
                                                                                                      INCEPTION      INCEPTION
                                                                                                     OF INVESTOR    OF ADVISER
                                                                PAST ONE    PAST FIVE    PAST TEN      SHARES         SHARES
                                                                  YEAR        YEARS       YEARS      (10/22/96)      (1/21/97)
                                                                --------    ---------    --------    -----------    -----------
Institutional Shares*
  Return Before Taxes.......................................     20.18%      13.21%       16.71%          --             --
  Return After Taxes on Distributions.......................     18.26%      12.17%       13.96%          --             --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     15.60%      11.22%       13.17%          --             --
Investor Shares.............................................     19.75%      12.86%          --        13.49%            --
Adviser Shares..............................................     19.92%      12.94%          --           --          12.60%
Russell 2000(R) Index**.....................................     18.33%       6.61%       11.53%        9.45%          8.60%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for shares of the other classes of the Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. The Russell 2000(R) Index measures the performance of the smallest 2000 securities in, and represents approximately 8% of the total market capitalization of, the Russell 3000(R) Index. (The Russell 3000(R) Index represents approximately 98% of the investable U.S. equity market.)

                   LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks a total return (capital appreciation and current income) greater than that of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-EAFE Index"). In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in the equity securities of large foreign companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of large foreign companies. Although the Fund invests primarily in securities of the companies included in the MSCI-EAFE Index, it may invest up to 40% of its assets in the securities of companies which are not part of the MSCI-EAFE Index but which have characteristics (such as industry classification and country of domicile) similar to those of companies included in the MSCI-EAFE Index.

The MSCI-EAFE Index is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 21 developed market countries from Europe, Australia, Asia and the Far East. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, it will place relatively greater emphasis on capital appreciation than on current income.

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world. The Fund will typically invest in approximately 21 different countries across three regions: Europe, the Far East and Australia. Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock. The Valuation Model analyzes European companies and Asian companies (other than Japanese companies) in a nearly global model (which includes the United States and Canada, but which excludes Japan), and Japanese companies in an independent national model, incorporating the various accounting standards that apply in different markets.

The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its MSCI-EAFE Index benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures. While the success of the Fund relative to its benchmark will derive from the accuracy of AXA Rosenberg's stock selection models, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Foreign Investment Risk. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Currency Risk. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

                               36.30%   18.94%
             -19.98%  -11.96%
              2001     2002     2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was -0.31%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 18.71%, for the quarter ended 06/30/03, and its lowest quarterly return was -19.83%, for the quarter ended 09/30/02.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                 SINCE             SINCE
                                                                               INCEPTION         INCEPTION
                                                                            OF INSTITUTIONAL    OF INVESTOR
                                                                PAST ONE         SHARES           SHARES
                                                                  YEAR          (6/7/00)         (12/5/00)
                                                                --------    ----------------    -----------
Institutional Shares*
  Return Before Taxes.......................................     18.94%           0.68%              --
  Return After Taxes on Distributions.......................     18.85%           0.09%              --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     12.41%           0.20%              --
Investor Shares.............................................     18.58%             --             3.14%
MSCI-EAFE Index**...........................................     20.70%          -0.31%            2.88%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. The Morgan Stanley Capital
   International Europe, Australasia, Far East (MSCI-EAFE) Index is a free float-adjusted market capitalization index that is designed to measure market equity performance in 21 developed market countries, excluding the U.S. and Canada.

            LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                           (CLOSED TO NEW INVESTORS)

INVESTMENT OBJECTIVE
The Fund seeks a return (capital appreciation and current income) greater than that of the S&P/Citigroup World ex-U.S. Extended Market Index. In doing so, the Fund will place relatively greater emphasis on capital appreciation than on current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of smaller companies that are traded principally in markets outside the United States ("International Small Capitalization Companies"). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P/Citigroup World ex-U.S. Extended Market Index which, as of June 30, 2005, included companies with market capitalizations between $21 million and $15.15 billion. The definition of International Small Capitalization Companies may change from time to time to correspond with the capitalization range of companies included in the S&P/Citigroup World ex-U.S. Extended Market Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of International Small Capitalization Companies.

The S&P/Citigroup World Ex-U.S. Extended Market Index is a global equity index of non-U.S. small and mid cap companies that includes 25 developed countries. Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, it will place relatively greater emphasis on capital appreciation than on current income. Investments in securities of International Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. See "Principal Risks--Small and/or Mid-Size Company Risk."

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in securities markets of any country in the world. It is currently expected that the Fund will invest in approximately 25 different countries across three regions: Europe, the Pacific and North America (excluding the United States). Under normal market circumstances, the Fund's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, the Fund may restrict the number of securities markets in which its assets will be invested. The Fund will not normally invest in securities of U.S. issuers traded on U.S. securities markets.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock. The Valuation Model analyzes European companies and Asian companies (other than Japanese companies) in a nearly global model (which includes the United States and Canada, but which excludes Japan), and Japanese companies in an independent national model, incorporating the various accounting standards that apply in different markets.

The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its S&P/Citigroup World ex-U.S. Extended Market Index benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. As these opportunities identified by the Valuation Model are typically strong among small cap stocks, the Fund will tend to show a "value" style or orientation. In addition, although, as noted above, AXA Rosenberg's stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. The value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Small Company Risk. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or large or mid cap stocks, for instance--the Fund's performance also will lag those investments.

Foreign Investment Risk. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Currency Risk. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

                       4.12%   24.67%    5.11%             3.78%   57.22%   32.04%
             -11.73%                             -18.41%
              1997     1998     1999     2000     2001     2002     2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 3.71%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 21.72%, for the quarter ended 06/30/03 and its lowest quarterly return was -18.39%, for the quarter ended 09/30/98.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns of a broad-based securities market index.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                              SINCE             SINCE
                                                                                            INCEPTION         INCEPTION
                                                                                         OF INSTITUTIONAL    OF INVESTOR
                                                                PAST ONE    PAST FIVE         SHARES           SHARES
                                                                  YEAR        YEARS         (9/23/96)        (10/29/96)
                                                                --------    ---------    ----------------    -----------
Institutional Shares*
  Return Before Taxes.......................................     32.04%      13.06%            9.54%              --
  Return After Taxes on Distributions.......................     30.99%      11.35%            8.25%              --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     21.65%      10.26%            7.51%              --
Investor Shares.............................................     31.74%      12.75%              --             9.30%
S&P/Citigroup World ex-U.S. Extended Market Index**.........     22.22%       6.77%            6.87%            6.98%
Nomura Global Small Cap World ex-U.S. Index***..............     32.10%      10.18%            6.65%            6.76%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. The S&P/Citigroup World ex-U.S. Extended Market Index is the benchmark for the Laudus Rosenberg International Small Capitalization Fund. It is a global equity index of non-U.S. small and mid cap companies. The Index includes 25 developed countries: Australia, Austria, Belgium/ Luxembourg, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Slovenia, South Korea, Spain, Sweden, Switzerland, and the United Kingdom.
***Prior to May 2, 2005, the benchmark for the Fund was the Nomura Global Small
   Cap World ex-U.S. Index. The change in the Fund's benchmark was made to enhance the Fund's ability to implement its investment strategy of investing in International Small Capitalization Companies.

     LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to achieve its investment objective by taking long positions in large and mid capitalization stocks principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. large and mid capitalization equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is designed to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks that are approximately equal in value, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. It is currently expected that the long and short positions of the Fund will be invested primarily in the 500 largest capitalization stocks principally traded in the markets of the United States.

Under normal circumstances, AXA Rosenberg's stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by AXA Rosenberg's stock selection models. AXA Rosenberg selects sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then AXA Rosenberg would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then AXA Rosenberg would tend to engage in more short sales with respect to issuers in that sector. AXA Rosenberg's model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the portfolio.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, U.S. Treasury Bills are backed by the full faith and credit of the U.S. Government, U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

AXA Rosenberg attempts to moderate the effects on the Fund's performance of value and growth style swings in the broad market by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses may exceed those of conventional stock mutual funds that hold only long portfolios.

Market Risk. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

Risk of Short Sales. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

Large- and Mid-Size Company Risk. Many of the risks of this Fund are associated with its investments in the large and mid cap segments of the U.S. stock market. The stocks of both large- and mid-size companies tend to go in and out of favor based on market and economic conditions. However, stocks of mid cap companies tend to be more volatile than those of large cap companies because mid cap companies tend to be more susceptible to adverse business or economic events than larger, more established companies. During a period when large and mid cap U.S. stocks fall behind other types of investments--bonds or stocks of small-size companies, for instance--the Fund's performance also will lag those investments.

Style Risk. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the mar-ket while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

              7.58%            11.18%   15.78%             4.19%
                      -9.74%                     -7.24%
              1999     2000     2001     2002     2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 5.11%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 17.02%, for the quarter ended 09/30/01, and its lowest quarterly return was -9.01%, for the quarter ended 12/31/01.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                              SINCE             SINCE
                                                                                            INCEPTION         INCEPTION
                                                                                         OF INSTITUTIONAL    OF INVESTOR
                                                                PAST ONE    PAST FIVE         SHARES           SHARES
                                                                  YEAR        YEARS         (10/19/98)       (11/11/98)
                                                                --------    ---------    ----------------    -----------
Institutional Shares*
  Return Before Taxes.......................................     4.19%        2.34%           4.19%               --
  Return After Taxes on Distributions.......................     4.19%        1.40%           3.13%               --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     2.72%        1.38%           2.90%               --
Investor Shares.............................................     3.88%        2.07%             --              3.86%
3-Month U.S. Treasury Bills**...............................     1.43%        2.81%           3.13%             3.11%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

                 LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its investment objective by taking long positions in stocks from across all capitalization ranges that AXA Rosenberg has identified as undervalued and short positions in stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities.

There are no prescribed limits on the Fund's geographic asset distribution; it has the authority to invest in securities traded in the markets of any country in the world from time to time.

The Fund's global portfolio is constructed by combining various underlying regionally-focused long/short strategies, including strategies that focus on the U.S., Europe and Japan. The Fund's U.S. portfolio may reflect a combination of underlying U.S. long/short strategies that are focused on issuers in particular capitalization ranges or focus on a particular investing style--a value long/short strategy, a large/mid capitalization long/short strategy and a growth long/short strategy. The value long/short strategy, like the Laudus Rosenberg Value Long/Short Equity Fund, takes long positions in small and mid capitalization stocks AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. The large/mid capitalization long/short strategy, like the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, takes long positions in large and mid capitalization stocks AXA Rosenberg has identified as undervalued and short positions in those it has identified as overvalued. The growth long/short strategy takes long positions in growth stocks AXA Rosenberg has identified as undervalued and short positions in growth stocks it has identified as overvalued. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. The Fund may emphasize the U.S. or only certain foreign markets at any particular time.

When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is designed to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks that are approximately equal in value, the Fund attempts to limit the effect on its performance of general stock market movements in each geographical region within which it invests.

The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

Under normal circumstances, AXA Rosenberg's stock selection models will result in the Fund's long and short positions being overweighted in different business sectors (as well as different industries within sectors). In other words, the Fund may take long positions in a sector of the market that are not offset by short positions in that sector, and vice versa. Consequently, the Fund may have net exposures to different industries and sectors of the market, thereby increasing risk and the opportunity for loss should the stocks in a particular industry or sector not perform as predicted by AXA Rosenberg's stock selection models. AXA Rosenberg selects sectors to overweight or underweight based on a bottom-up evaluation of the stocks within a sector. If the stock selection models find most stocks within a sector to be attractive, then AXA Rosenberg would tend to overweight that sector. If the stock selection models find most stocks within a sector to be unattractive, then AXA Rosenberg would tend to engage in more short sales with respect to issuers in that sector. AXA Rosenberg's model optimizer then weighs the potential gain of a position against the risk in having overweighted/underweighted industry exposures (in addition to other risk measures) and suggests trades to improve the return and risk characteristics of the Fund's portfolio.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, U.S. Treasury Bills are backed by the full faith and credit of the U.S. Government, U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock. The Valuation Model analyzes European companies and Asian companies (other than Japanese companies) in a nearly global model (which includes the United States and Canada, but which excludes Japan), and Japanese companies in an independent national model, incorporating the various accounting standards that apply in different markets.

AXA Rosenberg attempts to moderate the effects on the Fund's performance of value and growth style swings in the broad market by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses may exceed those of conventional stock mutual funds that hold only long portfolios.

Market Risk. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general global stock market movements, capitalization ranges or other risk factors.

Risk of Short Sales. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

Foreign Investment Risk. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Currency Risk. As a result of its investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Large-Size Company Risk. Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of mid- or small-size companies, for instance--the Fund's performance also will lag those investments.

Small and Mid-Size Company Risk. The Fund is subject to additional risk because it invests a portion of its assets in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of large-size companies, for instance--the Fund's performance also will lag those investments.

Style Risk. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

              3.92%   22.39%             0.00%
                               -3.80%
              2001     2002     2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 5.74%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 21.90%, for the quarter ended 09/30/01, and its lowest quarterly return was -11.77%, for the quarter ended 12/31/01.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                 SINCE             SINCE
                                                                               INCEPTION         INCEPTION
                                                                            OF INSTITUTIONAL    OF INVESTOR
                                                                PAST ONE         SHARES           SHARES
                                                                  YEAR         (9/29/00)         (8/23/01)
                                                                --------    ----------------    -----------
Institutional Shares*
  Return Before Taxes.......................................      0.00%          4.15%               --
  Return After Taxes on Distributions.......................      0.00%          3.54%               --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................      0.00%          3.15%               --
Investor Shares.............................................     -0.36%            --              3.65%
3-Month U.S. Treasury Bills**...............................      1.43%          2.26%             1.60%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

                 LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND

INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is designed to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on its performance.

The Fund may achieve a positive return if the securities in the Fund's long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid capitalization stocks, but they may also be invested in large capitalization stocks. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, U.S. Treasury Bills are backed by the full faith and credit of the U.S. Government, U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. As these opportunities identified by the Valuation Model are typically strong among small cap stocks, the Fund will tend to show a "value" style or orientation. In addition, AXA Rosenberg attempts to moderate, although by no means eliminate, this value orientation by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

SUMMARY OF PRINCIPAL RISKS
As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

Investment Risk. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses may exceed those of conventional stock mutual funds that hold only long portfolios.

Market Risk. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

Risk of Short Sales. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

Large-Size Company Risk. Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of mid- or small-size companies, for instance--the Fund's performance also will lag those investments.

Small and Mid-Size Company Risk. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of large-size companies, for instance--the Fund's performance also will lag those investments.

Style Risk. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 34.

PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.

YEARLY PERFORMANCE (%)--INSTITUTIONAL SHARES+
This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.

                               YEARLY PERFORMANCE

                                  (BAR CHART)
Annual Return (%)

                                        11.58%   28.31%             2.77%
             -0.71%   -11.41%  -3.61%                     -6.26%
              1998     1999     2000     2001     2002     2003     2004


         CALENDAR YEAR

------------------------
+ For the period January 1, 2005 through June 30, 2005, the aggregate (non-annualized) total pre-tax return of Institutional Shares was 4.60%.

During all periods shown in the bar graph, the Fund's highest quarterly return was 25.13%, for the quarter ended 09/30/01, and its lowest quarterly return was -12.12%, for the quarter ended 12/31/01.

PERFORMANCE TABLE
This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.

      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2004)

                                                                                              SINCE             SINCE
                                                                                            INCEPTION         INCEPTION
                                                                                         OF INSTITUTIONAL    OF INVESTOR
                                                                PAST ONE    PAST FIVE         SHARES           SHARES
                                                                  YEAR        YEARS         (12/16/97)       (12/18/97)
                                                                --------    ---------    ----------------    -----------
Institutional Shares*
  Return Before Taxes.......................................     2.77%        5.86%           2.20%               --
  Return After Taxes on Distributions.......................     2.77%        5.15%           1.34%               --
  Return After Taxes on Distributions and Sale of Fund
    Shares..................................................     1.80%        4.57%           1.30%               --
Investor Shares.............................................     2.48%        5.55%             --              1.88%
3-Month U.S. Treasury Bills**...............................     1.43%        2.81%           3.36%             3.36%

------------------------
* After-tax returns are shown for Institutional Shares only and will vary for Investor Shares of the Fund because Investor Shares have a higher expense ratio. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor's actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

                               FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

                                                                INSTITUTIONAL    INVESTOR    ADVISER
                                                                -------------    --------    -------
SHAREHOLDER FEES (paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases............         N/A           N/A         N/A
Maximum Deferred Sales Charge (Load)........................         N/A           N/A         N/A
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends.................................................         N/A           N/A         N/A
Redemption Fee (charged only to shares redeemed within 30
  days of purchase) 1.......................................        2.00%         2.00%       2.00%
Exchange Fee................................................         N/A           N/A         N/A

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                    OPERATING EXPENSES
------------------------------------------------------------------------------------------
                                                      INSTITUTIONAL    INVESTOR    ADVISER
                                                      -------------    --------    -------
Management Fees                                           0.90%          0.90%      0.90%
Distribution and Shareholder Service (12b-1) Fees         None           0.25%      None
Other Expenses
  Service Fee                                             None           None       0.25%
  Remainder of Other Expenses                             0.19%          0.28%      0.16%
                                                          ----           ----       ----
Total                                                     0.19%          0.28%      0.41%
                                                          ----           ----       ----
Total Annual Fund Operating Expenses 2                    1.09%          1.43%      1.31%
                                                          ====           ====       ====

                             EXAMPLE
-----------------------------------------------------------------
                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $111 2    $347 2     $601       $1,329
Investor                  $146 2    $452 2     $782       $1,713
Adviser                   $133 2    $415 2     $718       $1,579

------------------------
1 The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund. See "Redeeming Shares." The Fund charges no other redemption fees.
2 Pursuant to the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses for the Institutional, Investor and Adviser classes when the operating expenses reach 1.14% (exclusive of nonrecurring account fees, interest expense, extraordinary expenses, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least March 31, 2007. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION, U.S. LARGE CAPITALIZATION GROWTH, U.S. LARGE CAPITALIZATION VALUE, U.S. DISCOVERY, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAPITALIZATION, U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY, GLOBAL LONG/SHORT EQUITY, AND VALUE LONG/SHORT EQUITY FUNDS

                                                                INSTITUTIONAL    INVESTOR
                                                                -------------    --------
SHAREHOLDER FEES (paid directly from your investment):
Maximum Sales Charge........................................         N/A           N/A
Maximum Sales Charge (Load) Imposed on Purchases............         N/A           N/A
Maximum Deferred Sales Charge (Load)........................         N/A           N/A
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends.................................................         N/A           N/A
Redemption Fee (charged only to shares redeemed within 30
  days of purchase) 1.......................................        2.00%         2.00%
Exchange Fee................................................         N/A           N/A

Please refer to footnotes on page 33.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES
The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

OPERATING EXPENSES
----------------------------------------------------------------------------------------
                                                               INSTITUTIONAL    INVESTOR
LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND                -------------    --------
Management Fees                                                    0.75%          0.75%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses                                                     0.48%          0.58%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               1.23%          1.58%
Fee Waiver and/or Expense Reimbursement 2                         (0.24%)        (0.23%)
                                                                   ----          -----
Net Expenses                                                       0.99%          1.35%
                                                                   ====          =====

                             EXAMPLE
-----------------------------------------------------------------
                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $101 2    $342 2     $628       $1,445
Investor                  $137 2    $453 2     $816       $1,838

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH              INSTITUTIONAL    INVESTOR
FUND                                                           -------------    --------
Management Fees                                                    0.75%          0.75%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses                                                     1.59%          1.68%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               2.34%          2.68%
Fee Waiver and/or Expense Reimbursement 2                         (1.35%)        (1.36%)
                                                                   ----          -----
Net Expenses                                                       0.99%          1.32%
                                                                   ====          =====

                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $101 2    $463 2    $  996      $2,460
Investor                  $134 2    $565 2    $1,169      $2,804

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE               INSTITUTIONAL    INVESTOR
FUND                                                           -------------    --------
Management Fees                                                    0.75%          0.75%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses 3                                                   1.58%          1.98%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               2.33%          2.98%
Fee Waiver and/or Expense Reimbursement 2                         (1.34%)        (1.59%)
                                                                   ----          -----
Net Expenses*                                                      0.99%          1.39%
                                                                   ====          =====

                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $101 2    $461 2    $  993      $2,451
Investor                  $142 2    $611      $1,277      $3,064

------------------------
* In addition, The Adviser has guaranteed that the "Net Expenses" (excluding interest, taxes and certain non-routine expenses) of Investor Shares and Institutional Shares will equal 0.00% through October 2005. The Adviser may change or eliminate all or part of this voluntary waiver at any time.

                                                               INSTITUTIONAL    INVESTOR
LAUDUS ROSENBERG U.S. DISCOVERY FUND                           -------------    --------
Management Fees                                                    0.90%          0.90%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses                                                     0.30%          0.40%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               1.20%          1.55%
Fee Waiver and/or Expense Reimbursement 2                         (0.06%)        (0.06%)
                                                                   ----          -----
Net Expenses                                                       1.14%          1.49%
                                                                   ====          =====

                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $116 2    $369 2     $648       $1,444
Investor                  $152 2    $477 2     $833       $1,835

                                                               INSTITUTIONAL    INVESTOR
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND                     -------------    --------
Management Fees                                                    0.85%          0.85%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses                                                     1.84%          1.86%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               2.69%          2.96%
Fee Waiver and/or Expense Reimbursement 2                         (1.35%)        (1.24%)
                                                                   ----          -----
Net Expenses                                                       1.34%          1.72%
                                                                   ====          =====

                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $136 2    $570 2    $1,175      $2,815
Investor                  $175 2    $674 2    $1,332      $3,097

Please refer to footnotes on page 33.

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION            INSTITUTIONAL    INVESTOR
FUND                                                           -------------    --------
Management Fees                                                    1.00%          1.00%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses                                                     0.55%          0.63%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               1.55%          1.88%
Fee Waiver and/or Expense Reimbursement 2                         (0.06%)        (0.05%)
                                                                   ----          -----
Net Expenses                                                       1.49%          1.83%
                                                                   ====          =====

                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $152 2    $477 2    $  833      $1,835
Investor                  $186 2    $581 2    $1,007      $2,193

                                   OPERATING EXPENSES
----------------------------------------------------------------------------------------
LAUDUS ROSENBERG U.S. LARGE/MID CAPITALIZATION                 INSTITUTIONAL    INVESTOR
LONG/SHORT EQUITY FUND                                         -------------    --------
Management Fees                                                    1.00%          1.00%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses
Dividend Expenses on Securities Sold Short                         1.70%          1.65%
Remainder of Other Expenses                                        0.53%          0.65%
                                                                   ----          -----
Total                                                              2.23%          2.30%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               3.23%          3.55%
Fee Waiver and/or Expense Reimbursement 2                         (0.29%)        (0.29%)
                                                                   ----          -----
Net Expenses                                                       2.94%          3.26%
                                                                   ====          =====

                             EXAMPLE
-----------------------------------------------------------------
                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $297 2   $  940 2   $1,637      $3,490
Investor                  $329 2   $1,034 2   $1,790      $3,779

                                                               INSTITUTIONAL    INVESTOR
LAUDUS ROSENBERG GLOBAL LONG/SHORT EQUITY FUND                 -------------    --------
Management Fees                                                    1.50%          1.50%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses
Dividend Expenses on Securities Sold Short                         1.83%          1.93%
Remainder of Other Expenses                                        1.05%          1.12%
                                                                   ----          -----
Total                                                              2.88%          3.05%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               4.38%          4.80%
Fee Waiver and/or Expense Reimbursement 2                         (0.56%)        (0.53%)
                                                                   ----          -----
Net Expenses                                                       3.82%          4.27%
                                                                   ====          =====

                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $384 2   $1,223 2   $2,131      $4,450
Investor                  $429 2   $1,348 2   $2,326      $4,788

                                                               INSTITUTIONAL    INVESTOR
LAUDUS ROSENBERG VALUE LONG/SHORT EQUITY FUND                  -------------    --------
Management Fees                                                    1.50%          1.50%
Distribution and Shareholder Service (12b-1) Fees                  None           0.25%
Other Expenses
Dividend Expenses on Securities Sold Short                         1.24%          1.24%
Remainder of Other Expenses                                        0.30%          0.38%
                                                                   ----          -----
Total                                                              1.54%          1.62%
                                                                   ----          -----
Total Annual Fund Operating Expenses                               3.04%          3.37%
Fee Waiver and/or Expense Reimbursement 2                         (0.06%)        (0.07%)
                                                                   ----          -----
Net Expenses                                                       2.98%          3.30%
                                                                   ====          =====

                         AFTER      AFTER      AFTER      AFTER
                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------    -------    -------    --------
Institutional             $301 2   $  928 2   $1,586      $3,347
Investor                  $333 2   $1,023 2   $1,743      $3,648

------------------------
1 The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the relevant Fund. See "Redeeming Shares." The Funds charge no other redemption fees.
2 Reflects the Adviser's contractual undertaking in the Expense Limitation Agreement to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, interest expense, extraordinary expenses, dividends on securities sold short, service fees, subtransfer agency and subaccounting fees and distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least March 31, 2007. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by a Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause such Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.
3 Because the Laudus Rosenberg U.S. Large Capitalization Value Fund is a new fund (as defined in Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act")), "Other Expenses" are based on estimated amounts for the current fiscal year.

                                PRINCIPAL RISKS

The value of your investment in a Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a particular Fund's investments as a whole. Any Fund could be subject to additional risks because the types of investments made by the Funds can change over time.

PRINCIPAL RISKS BY FUND

                                                                      LARGE- OR     SMALL
                                                                      LARGE- AND    AND/OR
                                                          FOREIGN      MID-SIZE    MID-SIZE              RISK OF
                                            INVESTMENT   INVESTMENT    COMPANY     COMPANY    CURRENCY    SHORT    MANAGEMENT
                                               RISK         RISK         RISK        RISK       RISK      SALES       RISK
                                            ----------   ----------   ----------   --------   --------   -------   ----------
Laudus Rosenberg U.S. Large Capitalization
  Fund.....................................     X                         X                                            X
Laudus Rosenberg U.S. Large Capitalization
  Growth Fund..............................     X                         X                                            X
Laudus Rosenberg U.S. Large Capitalization
  Value Fund...............................     X                         X                                            X
Laudus Rosenberg U.S. Discovery Fund.......     X                                     X                                X
Laudus Rosenberg U.S. Small Capitalization
  Fund.....................................     X                                     X                                X
Laudus Rosenberg International Equity
  Fund.....................................     X            X                                   X                     X
Laudus Rosenberg International Small
  Capitalization Fund......................     X            X                        X          X                     X
Laudus Rosenberg U.S. Large/Mid
  Capitalization Long/Short Equity Fund....     X                         X                                 X          X
Laudus Rosenberg Global Long/Short Equity
  Fund.....................................     X            X            X           X          X          X          X
Laudus Rosenberg Value Long/Short Equity
  Fund.....................................     X                         X           X                     X          X

                                                                RISK OF
                                                              INVESTMENTS
                                                              IN EXCHANGE-
                                             MARKET   STYLE      TRADED
                                              RISK    RISK       FUNDS
                                             ------   -----   ------------
Laudus Rosenberg U.S. Large Capitalization
  Fund.....................................                        X
Laudus Rosenberg U.S. Large Capitalization
  Growth Fund..............................                        X
Laudus Rosenberg U.S. Large Capitalization
  Value Fund...............................                        X
Laudus Rosenberg U.S. Discovery Fund.......                        X
Laudus Rosenberg U.S. Small Capitalization
  Fund.....................................                        X
Laudus Rosenberg International Equity
  Fund.....................................                        X
Laudus Rosenberg International Small
  Capitalization Fund......................                        X
Laudus Rosenberg U.S. Large/Mid
  Capitalization Long/Short Equity Fund....    X        X          X
Laudus Rosenberg Global Long/Short Equity
  Fund.....................................    X        X          X
Laudus Rosenberg Value Long/Short Equity
  Fund.....................................    X        X          X

Investment Risk. An investment in any of the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund's portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. Also, each of the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, the Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund (collectively, the "Long/Short Funds") is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds. This risk is significant for all Funds.

Foreign (Including European) Investment Risk. Investments in securities of foreign issuers involve certain risks that are more significant than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates and exchange control regulations (including limitations on currency movements and exchanges) and will generally be greater for investments in less developed countries. A foreign government may expropriate or nationalize invested assets, or impose withholding taxes on dividend or interest payments. A Fund may be unable to obtain and enforce judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies. This risk is particularly significant for the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

Large or Large- and Mid-Size Company Risk. Stocks of both large- and mid-size companies tend to go in and out of favor based on market and economic conditions. However, stocks of mid cap companies tend to be more volatile than those of large cap companies because mid cap companies tend to be more susceptible to adverse business or economic events than larger, more established companies. During a period when large and mid cap U.S. stocks fall behind other types of investments--bonds or stocks of small-size companies--a Fund's performance also will lag those investments. Large cap risk is particularly significant for the Laudus Rosenberg U.S. Large Capitalization Fund, the Laudus Rosenberg U.S. Large Capitalization Growth Fund, the Laudus Rosenberg U.S. Large Capitalization Value Fund, the Laudus Rosenberg Global Long/Short Equity Fund and the Laudus Rosenberg Value Long/Short Equity Fund, and large and mid cap risk is particularly significant for the Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund.

Small and/or Mid-Size Company Risk. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Accordingly, the prices of such securities tend to be more volatile than the prices of the securities of companies with larger market capitalizations, or the absolute values of changes in the prices of the securities of these companies tend to be greater than those of larger, more established companies. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of large-size companies, for instance--a Fund's performance also will lag those investments. This risk is particularly significant for the Laudus Rosenberg U.S. Small Capitalization Fund, the Laudus Rosenberg U.S. Discovery Fund, the Laudus Rosenberg International Small Capitalization Fund, the Laudus Rosenberg Value Long/Short Equity Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

Currency Risk. Investments in securities denominated in and/or receiving revenues in foreign currencies (including the Euro) are subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. This risk is particularly significant for the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund and the Laudus Rosenberg Global Long/Short Equity Fund.

Risk of Short Sales. When AXA Rosenberg believes that a security is overvalued, it may cause one or more of the Long/Short Funds to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security at a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. No Fund can guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender (which cannot fall below zero). By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and that price may rise indefinitely. Short sales also involve other costs. To borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, costs and expenses it is required to pay in connection with the short sale. In addition, if the Fund enters into a short sale against the box, it may be a taxable event with respect to the shorted position.

Until a Long/Short Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, a Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. No Long/ Short Fund will make a short sale if, after giving effect to the sale, the market value of all securities sold short would exceed 100% of the value of such Fund's net assets.

Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that they will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a particular Fund or Funds.

Each Long/Short Fund will lose money if AXA Rosenberg fails to purchase, sell or sell short different stocks such that the securities in the relevant Fund's long portfolio, in the aggregate, increase in value more than the securities underlying the Fund's short positions. Management risk is heightened for those Funds because AXA Rosenberg could make poor stock selections for both the long and the short portfolios. Also, AXA Rosenberg may fail to construct a portfolio for a Long/Short Fund that has limited exposure to general equity market risk or that has limited exposure to specific industries (in the case of the Laudus Rosenberg Value Long/ Short Equity Fund), specific capitalization ranges and certain other risk factors.

Market Risk. Although each of the Long/Short Funds seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct for any given Long/Short Fund a portfolio of long and short positions that has limited exposure to general stock market movements, capitalization or other risk factors.

Style Risk. For the Long/Short Funds, this is the risk that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio.

Risk of Investments in Exchange-Traded Funds. The Funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                            MANAGEMENT OF THE FUNDS

The Trust's Board of Trustees oversees the general conduct of the Trust and the Funds.

CSIM serves as the Funds' investment adviser and AXA Rosenberg serves as subadviser to the Funds.

In its capacity as subadviser, AXA Rosenberg provides day-to-day portfolio management services to the Funds, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions, including managing the Funds' other affairs and business, subject to the supervision of the Board of Trustees.

The Funds pay CSIM an advisory fee for these services on a monthly basis. CSIM--and not the Funds--pays a portion of the advisory fees it receives to AXA Rosenberg in return for its services.

The following table shows the advisory fees paid by the Funds to CSIM for the fiscal year ended March 31, 2005, and what percentage of the average daily net assets of each such Fund those fees represent.

                                                                                 PERCENTAGE OF AVERAGE
FUND                                                            NET FEES PAID      DAILY NET ASSETS
----                                                            -------------    ---------------------
Laudus Rosenberg U.S. Large Capitalization Fund.............     $   230,428             0.51%
Laudus Rosenberg U.S. Large Capitalization Growth Fund......     $         0             0.00%
Laudus Rosenberg U.S. Discovery Fund........................     $ 1,567,025             0.84%
Laudus Rosenberg U.S. Small Capitalization Fund.............     $11,444,184             0.90%
Laudus Rosenberg International Equity Fund..................     $         0             0.00%
Laudus Rosenberg International Small Capitalization Fund....     $ 2,498,312             0.94%
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short
  Equity Fund...............................................     $   183,884             0.71%
Laudus Rosenberg Global Long/Short Equity Fund..............     $   180,371             0.95%
Laudus Rosenberg Value Long/Short Equity Fund...............     $ 1,589,941             1.44%

The Laudus Rosenberg U.S. Large Capitalization Value Fund was not operational as of March 31, 2005. Management fees for the Laudus Rosenberg U.S. Large Capitalization Value Fund represent 0.75% of the average daily net assets of the Fund, before waivers and reimbursements.

As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until March 31, 2007, to limit the total annual operating expenses of each Fund. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by each Fund to CSIM during the next two fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

INVESTMENT ADVISER AND SUBADVISER
The investment adviser for the Funds is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the Schwab Funds. As of June 30, 2005, CSIM managed 63 mutual funds and approximately $144 billion in assets.

AXA Rosenberg is the Funds' subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Variable Insurance Trust. As of June 30, 2005, AXA Rosenberg managed 14 mutual funds and approximately $60 billion in assets.

PORTFOLIO MANAGEMENT
Investment decisions arise from AXA Rosenberg's disciplined, systematic process, which combines proprietary expert systems and comprehensive databases to replicate the decisions financial experts might make in a perfect world. AXA Rosenberg's portfolio engineers research and monitor the portfolio's performance against the relevant benchmark and ensure compliance with the portfolio's objectives. The team of portfolio engineers, who are employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC, are jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg's investment models and for the day-to-day portfolio management operations of the Funds.

Dr. William Ricks has been with AXA Rosenberg since 1989, where he has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg's investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg's investment strategies and the various aspects of AXA Rosenberg's investment process, including trading, operations, portfolio engineering and portfolio construction.

The Statement of Additional Information (the "SAI") provides additional information about Dr. Ricks' compensation, other accounts managed and ownership of securities in the Funds.

DISTRIBUTOR
Institutional Shares, Adviser Shares (for the Laudus Rosenberg U.S. Small Capitalization Fund only) and Investor Shares of each Fund are offered on a continuous basis through the Trust's principal underwriter, ALPS Distributors, Inc. (the "Distributor"). The Distributor's principal offices are located at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

Investor Class Shares of the Trust are subject to an annual distribution and shareholder service fee (a "Distribution and Shareholder Service Fee") of up to 0.25% of each Fund's average daily net assets attributable thereto in accordance with a distributor and share-holder service plan (a "Distributor and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. The Distribution and Shareholder Service Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Investor Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Trust. The Distribution and Shareholder Service Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services. Any amount not reallowed to financial intermediaries will be waived or reimbursed to the applicable Fund. Although the Distributor acts as principal underwriter for Institutional and Adviser Shares of the Funds, as noted below, the Funds pay no fees to the Distributor in connection with such shares under the Distribution and Shareholder Service Plan. However, the Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund are subject to an annual servicing fee under a separate servicing plan described below.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, and expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Investor Shares, printing of prospectuses and reports for other than existing Investor Class shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such persons. The Distribution and Shareholder Service Plan is of the type known as a "compensation" plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor's or intermediary's expenses. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Under a service plan (the "Service Plan") adopted by the Trustees, the Distributor may also provide (or arrange for another intermediary or agent to provide) personal and/or account maintenance services to holders of Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund (the Distributor or such other entity is referred to herein as a "Servicing Agent" when acting in such capacity). The Service Plan provides for compensation up to 0.25% of the Adviser Shares' average daily net assets on an annual basis to be paid to servicing agents (the "Servicing Fees"). See the "Multiple Classes--Adviser Shares" section below for further information.

CSIM may pay certain intermediaries (as defined below) for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, CSIM may pay certain intermediaries for providing distribution, marketing or promotional services. The payments described by this paragraph are not paid by the Funds or their shareholders and may be substantial.

                                MULTIPLE CLASSES

As indicated previously, the Funds (other than the Laudus Rosenberg U.S. Small Capitalization Fund) offer two classes of shares in this Prospectus to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The two classes of shares are Institutional Shares and Investor Shares. The Laudus Rosenberg U.S. Small Capitalization Fund (currently closed to new investors) offers three classes of shares to investors: Institutional Shares, Investor Shares and Adviser Shares. The following table sets forth basic investment and fee information for each class.

                                                                                                                   ANNUAL
                                                                                                                DISTRIBUTION
                                                                   MINIMUM                                          AND
                                                                 INITIAL FUND     SUBSEQUENT       ANNUAL       SHAREHOLDER
NAME OF CLASS                                                    INVESTMENT*      INVESTMENT*    SERVICE FEE    SERVICE FEE
-------------                                                   --------------    -----------    -----------    ------------
Institutional...............................................           $50,000        None          None            None
Investor....................................................    $2,500 ($1,000        None          None            0.25%
                                                                  for IRAs and
                                                                   educational
                                                                     accounts)
Adviser.....................................................          $100,000      $1,000          0.25%           None

------------------------
* Certain exceptions apply. See "Institutional Shares" and "Investor Shares" below.

Please note that intermediaries (as defined below) may impose additional or different conditions than the Funds on purchases, redemptions or exchanges of Fund shares, including different initial, subsequent and maintenance investment requirements.

INSTITUTIONAL SHARES
Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Institutional Shares, an investor must make an initial investment of at least $50,000 in the particular Fund. Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, for certain wrap accounts, and for accounts held through certain intermediaries. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

INVESTOR SHARES
Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the particular Fund, except that the minimum investment is $1,000 for individual retirement accounts and educational savings accounts. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, and for accounts held through certain intermediaries, including those who have made arrangements with a Fund to offer shares to their clients as part of various asset allocation programs. The Trustees have authorized the Trust to reimburse, out of the Investor Class assets of the Fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor Class shares of the Fund an amount up to 0.15% on an annual basis of the average daily net assets of that class. In addition, as described below, the Distribution and Shareholder Service Plan that the Trust has adopted for Investor Shares permits the Trust to reimburse, out of the Investor Class assets of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of Investor Class shares of the Fund (see "Management of the Trust--Distributor").

ADVISER SHARES
Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund may be purchased solely through accounts established under a fee-based program which is sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Trust's Distributor and under which each investor pays a fee to the broker-dealer or other financial adviser, or its affiliate or agent, for investment management or administrative services. In order to be eligible to purchase Adviser Shares, a broker-dealer or other financial adviser must make an initial investment of at least $100,000 of its client's assets in the Laudus Rosenberg U.S. Small Capitalization Fund. In its sole discretion, CSIM may waive this minimum asset investment requirement. Adviser Shares are sold without any initial or deferred sales charges and are not subject to ongoing distribution fees. However, under the terms of the Service Plan adopted by the Trust with respect to Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund, the Trust is permitted to reimburse, out of the Adviser Class assets of the Laudus Rosenberg U.S. Small Capitalization Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers. In addition, the Trustees have authorized the Laudus Rosenberg U.S. Small Capitalization Fund to pay up to 0.05% of its average daily net assets attributable to Adviser Shares for sub-transfer agency services in connection with such shares.

GENERAL
Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others (collectively, "Intermediaries"). Investors purchasing and redeeming shares of the Funds through an Intermediary may be charged a transaction-based fee or other fee for the services provided by the Intermediary. Each such Intermediary is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Intermediaries should read this Prospectus in light of the terms governing accounts with their particular organization.

                               PURCHASING SHARES

The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "How the Trust Prices Shares of the Funds."

If you place an order through an Intermediary, please consult with that Intermediary to determine when your order will be executed. You receive either the share price next calculated after your Intermediary has received your order, if the Intermediary has such an arrangement with a Fund, or the share price next calculated after a Fund receives your order from your Intermediary. Some Intermediaries may require your orders prior to a specified cut-off time. Investors may be charged an additional fee by their Intermediary if they effect transactions through such persons.

The Laudus Rosenberg U.S. Small Capitalization Fund was closed to new investors effective October 15, 2003. The Laudus Rosenberg International Small Capitalization Fund was closed to new investors effective December 31, 2005. The Laudus Rosenberg U.S. Discovery Fund will be closed to new investors on or about the date on which assets of the Fund total $1 billion or effective on or about April 30, 2006, whichever comes first. The adviser reserves the right to close the Fund in advance of the April 30th date without further notice if Fund assets reach $1 billion. Existing shareholders may continue to purchase additional shares in existing or new accounts and receive dividends and/or distributions in the form of additional shares of the Funds. Existing shareholders of the Laudus Rosenberg U.S. Small Capitalization, Laudus Rosenberg International Small Capitalization or Laudus Rosenberg U.S. Discovery Fund may include retirement plans that held shares of the respective Fund at the time of that Fund's closing, as well as existing and future participants of those retirement plans. Existing shareholders also may include retirement plans sponsored by a sponsor of a retirement plan currently invested in the closed Fund, even if the retirement plan was not an investor at the time of that Fund's closing. In addition, discretionary clients of investment advisers and wrap accounts may be considered existing shareholders if such advisers or wrap account sponsors exercised investment discretion over other client accounts that held shares of the Laudus Rosenberg U.S. Small Capitalization, Laudus Rosenberg International Small Capitalization or Laudus Rosenberg U.S. Discovery Fund at the time of each respective Fund's closing. The clients of investment advisers and wrap accounts may also be considered existing shareholders if they held shares of the Laudus Rosenberg U.S. Small Capitalization, Laudus Rosenberg International Small Capitalization or Laudus Rosenberg U.S. Discovery Fund at the time of that Fund's closing. If you hold shares through an intermediary, please consult that intermediary to determine if they can accommodate such subsequent investments.

Shareholders of other Funds will not be permitted to exchange any shares for shares of the Laudus Rosenberg U.S. Small Capitalization, Laudus Rosenberg International Small Capitalization, or Laudus Rosenberg U.S. Discovery Funds unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Small Capitalization, Laudus Rosenberg International Small Capitalization or Laudus Rosenberg U.S. Discovery Funds. The Trust reserves the right at any time to modify the restrictions set forth above, including the suspension of all sales of all shares of the Laudus Rosenberg U.S. Small Capitalization, Laudus Rosenberg International Small Capitalization and Laudus Rosenberg U.S. Discovery Funds or the lifting of restrictions on different classes of investors and/or transactions.

If you deal directly with an Intermediary, you will have to follow the Intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell, convert or exchange Fund shares through your Intermediary, you should contact your Intermediary directly.

INITIAL INVESTMENTS BY WIRE
Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1.800.447.3332 for complete wiring instructions. Notification must be given to the Trust at
1.800.447.3332 prior to the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be faxed to the Trust on the day the wire is sent and must also be overnighted to the Trust at Laudus Trust, c/o Boston Financial Data Services, Inc., P.O. Box 8032, Boston, Massachusetts 02266. Please call 1.800.447.3332 for details. Please note the minimum initial investment requirements for each class as set forth above under "Multiple Classes."

INITIAL INVESTMENTS BY MAIL
Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it, along with a check for the purchase amount, to Laudus Trust, P.O. Box 8032, Boston, Massachusetts 02266.

The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds. Please note minimum initial investment requirements for each class as set forth above under "Multiple Classes."

ADDITIONAL INVESTMENTS
Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "Initial Investments by Mail" (payable to Laudus Trust) or by wiring funds as noted under "Initial Investments by Wire." Notification must be given at 1.800.447.3332 or to the appropriate broker-dealer prior to the close of the NYSE (generally 4:00 p.m., Eastern time) on the wire date. Please note each class' minimum additional investment requirements as set forth above under "Multiple Classes." In its sole discretion, CSIM may waive the minimum additional investment requirements.

INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)
Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of a Fund in exchange for stocks is subject in each case to CSIM and AXA Rosenberg's determination that the stocks to be exchanged are acceptable. Securities accepted in exchange for Fund shares will be valued as set forth under "How the Trust Prices Shares of the Funds" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered. Accordingly, you should consult your tax adviser before making such an in-kind purchase.

A Fund will not accept securities in exchange for Fund shares unless: (i) CSIM and AXA Rosenberg believe the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Fund's investment restrictions.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or Intermediaries. When you open your account through your financial institution or Intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or Intermediary to identify you. This information is subject to verification by the financial institution or Intermediary to ensure the identity of all persons opening an account.

Your financial institution or Intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or Intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or Intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or Intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors who engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). In order to prevent short-term trading, the Board of Trustees has adopted policies and procedures intended to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds seek to prevent excessive purchases and sales or exchanges of Fund shares by engaging the Funds' transfer agent to provide reports to the Funds of transactional activity in amounts and frequency determined by the Funds to be significant to a Fund and in a pattern of activity that could potentially be detrimental to a Fund. The Funds' policies with respect to frequent purchases and redemptions of Fund shares are applied uniformly in all cases, including to trades through Intermediaries. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account. Judgments with respect to implementation of the Funds' policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.

Despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

In addition, certain Intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such Intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

The Funds reserve the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase or exchange order for any reason. In addition, the Funds reserve the right to modify this policy, including any surveillance or account restriction procedures established from time to time to effectuate this policy, at any time without notice.

OTHER PURCHASE INFORMATION
An eligible shareholder may also participate in the Laudus Funds Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account or an account at a broker or other Intermediary and invests it in Investor Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program making a minimum initial investment that satisfies the minimum investment amount for Investor Shares and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. Intermediaries may establish different minimum subsequent transaction amounts. You should contact the Trust or your Intermediary for more information about the Laudus Funds Automatic Investment Program.

For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Transfer Agent. For a cash purchase order of Fund shares to be in "good order" on a particular day, a check or money wire must be received on or before the close of the NYSE (generally 4:00 p.m., Eastern time) on that day. If the payment is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, travelers checks or money orders will be accepted. In the case of a purchase in-kind of Institutional Shares, such purchase order will be rejected if the investor's securities are not placed on deposit at DTC prior to 10:00 a.m., Eastern time.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Trust or a Fund. The Trust discourages market timing and maintains procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee. You may be subject to a fee of 2% if you redeem or exchange your shares within 30 days of purchase. See "Redeeming Shares." Purchases of each Fund's shares may be made in full or in fractional shares of such Fund (calculated to three decimal places). In the interest of economy and convenience, certificates for shares will not be issued.

                         INDIVIDUAL RETIREMENT ACCOUNTS

Investor Shares of the Funds may be used to fund individual retirement accounts ("IRAs"). The minimum initial investment for an IRA is $1,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1.800.447.3332.

                                REDEEMING SHARES

Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption and on any expenses and charges attributable thereto. CSIM may waive the application of the short-term redemption fee, discussed above in the "Purchasing Shares" section, for 401(a), 401(k), 457 and 403(b) retirement plans, as well as for certain wrap accounts.

As noted above in the "Purchasing Shares" section, if you deal directly with an Intermediary, you should contact your Intermediary for more information about how to redeem Fund shares.

BY MAIL
The Trust will redeem its shares at the net asset value per share next determined after the request is received in "good order." See "How the Trust Prices Shares of the Funds." Requests should be addressed to Laudus Trust, P.O. Box 8032, Boston, Massachusetts 02266.

To be in "good order," a request must include the following documentation:

     (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
     (b) any required signature guarantees; and
     (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES
To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the Transfer Agent. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. Shareholders may contact the Trust at 1.800.447.3332 for further details.

BY TELEPHONE
Provided the telephone redemption option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Trust at 1.800.447.3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Payments on telephone redemptions will be suspended for a period typically expected not to exceed 10 business days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN
An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

EARLY REDEMPTIONS AND MARKET TIMING
Shares redeemed or exchanged within 30 days of purchase, which shall be calculated to include the 30th day, will be subject to a fee of 2%, which is intended to limit short-term trading in the Funds, or to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Such fee will be paid to the Funds. The Trust reserves the right, in its sole discretion, to waive such fee when, in its judgment, such waiver would be in the best interests of the Trust or a Fund. The Trust may waive the redemption fee for retirement plans, wrap accounts, charitable giving funds, unregistered separate accounts and registered investment companies. While the Funds discourage mutual fund market timing and maintain procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee described above, no policy or procedure can guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.

FURTHER REDEMPTION INFORMATION
The Trust will not make payment on redemptions of shares purchased by check until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

The Funds reserve the right to redeem in-kind in accordance with the Funds' procedures and applicable regulatory requirements. If the Adviser determines that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption pay-ment wholly or partly in cash, such Fund may instead pay the redemption price in whole or in part by a distribution in-kind of readily marketable securities held by such Fund. The Trust may commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000, or (ii) one percent of the net asset value of such Fund at the beginning of such period. Securities used to redeem Fund shares in-kind will be valued in accordance with the Funds' procedures for valuation described under "How the Trust Prices Shares of the Funds." Securities distributed by a Fund in-kind will be selected by the Subadviser, under the Adviser's supervision, in light of each Fund's objective and generally will be a pro rata distribution of each security held in a Fund's portfolio. Investors may incur brokerage charges on the sale of any securities received in payment of redemptions.

The Trust reserves the right to delay settlement for redemptions received in good order for up to seven days. The Trust may suspend the right of redemption and may postpone payment for a reasonable period when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the Funds to dispose of their securities or to determine the value of their net assets fairly, or during any other period permitted by the SEC for the protection of investors.

                        EXCHANGING AND CONVERTING SHARES

As noted above in the "Purchasing Shares" section, if you deal directly with an Intermediary, you should contact your Intermediary for more information about how to exchange or convert Fund shares. Upon request, and subject to certain limitations, shares of a Fund, including any class of shares, may be exchanged or converted into shares of any other Fund of the Trust or class. In order to convert your shares to another class of shares, you must satisfy the minimum requirements for the new class of shares. If you deal directly with an Intermediary, please contact your Intermediary to learn more about exchange and conversion or limitations that may apply. All other investors should contact the Trust at 1.800.447.3332. Although the Trust has no current intention of terminating or modifying either the exchange or conversion privileges, it reserves the right to do so at any time. A conversion of your shares for shares of another Laudus Fund is taxable as a sale of a security on which a gain or loss may be recognized. An exchange between classes within a Fund is not generally reported as a taxable event. Shareholders should receive written confirmation of an exchange or conversion within a few days of the completion of the transaction. A new account opened by exchange or conversion must be established with the same name(s), address(es) and social security number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

Shareholders of other Funds will not be permitted to exchange any of their shares for shares of the Laudus Rosenberg U.S. Small Capitalization or Laudus Rosenberg International Small Capitalization Funds unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Small Capitalization or Laudus Rosenberg International Small Capitalization Funds.

EXCHANGE AND CONVERSION BY MAIL
To exchange or convert Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged or converted; (c) the Fund from and the Fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and
(e) the signatures of all registered owners or authorized parties.

EXCHANGE OR CONVERSION BY TELEPHONE
To exchange or convert Fund shares by telephone, to ask questions about the exchange or conversion privileges or to learn about what conditions and limitations may apply to the exchange and conversion privileges, shareholders may call the Trust at 1.800.447.3332. If you wish to exchange or convert shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the Fund from which and the Fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Telephone exchanges or conversions are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

The Trust reserves the right to suspend or terminate the privilege of exchanging or converting shares of the Fund by mail or by telephone at any time.

                    HOW THE TRUST PRICES SHARES OF THE FUNDS

The Funds are open for business each day that the NYSE is open. The Funds calculate their share price each business day as of the close of the NYSE (generally 4:00 p.m. Eastern time). A Fund's share price is its net asset value per share, or NAV, which is the Fund's net assets divided by the number of its outstanding shares. Purchases and redemptions will be effected at the NAV next determined after a Fund receives a purchase or redemption request in good order.

In valuing its securities, the Trust uses the current market value if one is readily available. Securities held by a Fund for which market prices are not readily available or for which the Adviser deems the market price to be unreliable are valued in accordance with fair value procedures established by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. Shareholders should be aware that because foreign markets are often open on weekends and other days when the Funds are closed, the value of the Funds' portfolios may change on days when it is not possible to buy or sell shares of the Funds.

                                 DISTRIBUTIONS

Each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Trust.

If you elect to receive distributions in cash and checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                     TAXES

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all requirements necessary to avoid paying any federal income or excise taxes. For fed-eral income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Each Fund will notify its shareholders as to what portion of Fund distributions are designated as qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or in the form of additional shares of the Fund to which the distribution relates. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's return on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions. If more than 50% of a Fund's assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund may (and the Laudus Rosenberg International Equity Fund, the Laudus Rosenberg International Small Capitalization Fund and the Laudus Rosenberg Global Long/Short Equity Fund intend to) elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

To the extent such investments are permissible for a Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund's use of such transactions may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. The foregoing is a general summary of the federal income tax consequences of investing in a Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in a Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                 DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION

The Funds may make various types of portfolio securities information available to shareholders. Information regarding the Funds' policy and procedures on the disclosure of portfolio securities information is available in the SAI. In addition, shareholders can learn more about the availability of portfolio securities information by calling the Funds at 1.800.447.3332.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request. The Laudus Rosenberg U.S. Large Capitalization Value Fund was not operational as of 3/31/05.

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                                                                              47

                                                      INVESTMENT ACTIVITIES                         LESS DIVIDENDS FROM
                                            ------------------------------------------    ---------------------------------------
                                                               NET
                               NET ASSET       NET           REALIZED
                                VALUE,      INVESTMENT    AND UNREALIZED    TOTAL FROM       NET        NET REALIZED
                               BEGINNING     INCOME/      GAINS (LOSSES)    INVESTMENT    INVESTMENT      GAINS ON        TOTAL
                               OF PERIOD      (LOSS)      ON INVESTMENTS    ACTIVITIES      INCOME      INVESTMENTS     DIVIDENDS
                               ---------    ----------    --------------    ----------    ----------    ------------    ---------
INSTITUTIONAL SHARES
---------------------------
LAUDUS ROSENBERG U.S. LARGE
  CAPITALIZATION FUND
  For the Year Ended March
    31, 2005...............     $10.92        $ 0.11 6        $ 0.94          $ 1.05        $(0.09)        $(0.09)       $(0.18)
  For the Year Ended March
    31, 2004...............       8.28          0.06 6          2.62            2.68         (0.04)            --         (0.04)
  June 19, 2002 to March
    31, 2003 6.............      10.00          0.05 6         (1.73)          (1.68)        (0.04)            --         (0.04)
LAUDUS ROSENBERG U.S. LARGE
  CAPITALIZATION GROWTH
  FUND
  For the Year Ended March
    31, 2005...............     $ 7.84        $ 0.04 6        $ 0.23          $ 0.27        $(0.04)        $   --        $(0.04)
  For the Year Ended March
    31, 2004...............       5.95          0.06 6          1.89            1.95         (0.06)            --         (0.06)
  For the Year Ended March
    31, 2003...............       7.77          0.07 6         (1.83)          (1.76)        (0.06)            --         (0.06)
  For the Year Ended March
    31, 2002...............       7.70          0.06            0.07            0.13         (0.06)            --         (0.06)
  June 7, 2000 to March 31,
    2001 1.................      10.00          0.04           (2.31)          (2.27)        (0.03)            --         (0.03)
LAUDUS ROSENBERG U.S.
  DISCOVERY FUND
  For the Year Ended March
    31, 2005...............     $14.71        $ 0.03 6        $ 1.44          $ 1.47        $(0.04)        $(0.18)       $(0.22)
  For the Year Ended March
    31, 2004...............       9.55          0.06 6          5.26            5.32         (0.04)         (0.12)        (0.16)
  For the Year Ended March
    31, 2003 ..............      11.10          0.04 6         (1.57)          (1.53)        (0.02)            --         (0.02)
  September 4, 2001 to
    March 31, 20021........      10.00          0.02            1.10            1.12         (0.02)            --         (0.02)
LAUDUS ROSENBERG U.S. SMALL
  CAPITALIZATION FUND
  For the Year Ended March
    31, 2005...............     $13.82        $ 0.03          $ 1.27          $ 1.30        $(0.03)        $(1.59)       $(1.62)
  For the Year Ended March
    31, 2004...............       8.98          0.05            5.03            5.08         (0.04)         (0.20)        (0.24)
  For the Year Ended March
    31, 2003...............      11.18          0.03 6         (1.93)          (1.90)        (0.03)         (0.27)        (0.30)
  For the Year Ended March
    31, 2002...............       9.57          0.03 6          2.17            2.20         (0.04)         (0.55)        (0.59)
  For the Year Ended March
    31, 2001...............      10.06          0.03 6         (0.16)          (0.13)        (0.03)         (0.33)        (0.36)
LAUDUS ROSENBERG
  INTERNATIONAL EQUITY FUND
  For the Year Ended March
    31, 2005...............     $ 8.46        $ 0.09 6        $ 1.12          $ 1.21        $(0.04)        $   --        $(0.04)
  For the Year Ended March
    31, 2004...............       5.56          0.08 6          2.90            2.98         (0.08)            --         (0.08)
  For the Year Ended March
    31, 2003...............       7.09          0.08 6         (1.55)          (1.47)        (0.07)            --         (0.07)
  For the Year Ended March
    31, 2002...............       8.14          0.07 6         (0.76)          (0.69)        (0.36)            --         (0.36)
  June 7, 2000 to March 31,
    20011..................      10.00          0.28           (2.14)          (1.86)           --             --            --
LAUDUS ROSENBERG
  INTERNATIONAL SMALL
  CAPITALIZATION FUND
  For the Year Ended March
    31, 2005...............     $13.94        $ 0.08 6        $ 3.53          $ 3.61        $(0.04)        $(0.62)       $(0.66)
  For the Year Ended March
    31, 2004...............       7.92          0.07 6          6.04            6.11         (0.09)            --         (0.09)
  For the Year Ended March
    31, 2003...............       8.48          0.09 6         (0.56)          (0.47)        (0.11)            --         (0.11)
  For the Year Ended March
    31, 2002...............       9.13          0.15 6         (0.61)          (0.46)        (0.19)            -- 7       (0.19)
  For the Year Ended March
    31, 2001...............      11.81          0.11           (1.28)          (1.17)        (0.16)         (1.35)        (1.51)
LAUDUS ROSENBERG U.S.
  LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March
    31, 2005...............     $10.80        $(0.01) 6       $ 0.65          $ 0.64        $   --         $   --        $   --
  For the Year Ended March
    31, 2004...............      11.51         (0.06) 6        (0.65)          (0.71)           --             --            --
  For the Year Ended March
    31, 2003...............      10.22            -- 6,7        1.31            1.31         (0.03)            --         (0.03)
  For the Year Ended March
    31, 2002...............       9.61          0.18 6          0.69            0.87         (0.26)            --         (0.26)
  For the Year Ended March
    31, 2001...............      11.05          0.53 6         (1.12)          (0.59)        (0.85)            --         (0.85)
LAUDUS ROSENBERG GLOBAL
  LONG/SHORT EQUITY FUND
  For the Year Ended March
    31, 2005...............     $11.30        $(0.12) 6       $ 0.44          $ 0.32        $   --         $   --        $   --
  For the Year Ended March
    31, 2004...............      11.87         (0.12) 6        (0.45)          (0.57)           --             --            --
  For the Year Ended March
    31, 2003...............      10.15         (0.03) 6         1.73            1.70            --             --            --
  For the Year Ended March
    31, 2002...............       9.43          0.16            0.96            1.12         (0.40)            --         (0.40)
  September 29, 2000 to
    March 31, 20011........      10.00          0.22           (0.58)          (0.36)        (0.11)         (0.10)        (0.21)
LAUDUS ROSENBERG VALUE
  LONG/SHORT EQUITY FUND
  For the Year Ended March
    31, 2005...............     $ 9.87        $(0.03) 6       $ 0.67          $ 0.64        $   --         $   --        $   --
  For the Year Ended March
    31, 2004...............      10.48         (0.05) 6        (0.56)          (0.61)           --             --            --
  For the Year Ended March
    31, 2003...............       8.96         (0.02) 6         1.54            1.52            --             --            --
  For the Year Ended March
    31, 2002...............       8.11          0.13 6          0.94            1.07         (0.22)            --         (0.22)
  For the Year Ended March
    31, 2001...............       7.42          0.34 6          0.78            1.12         (0.43)            --         (0.43)

------------------------
1  From commencement of operations.
2  Not annualized for periods less than one year.
3  Annualized for periods less than one year.
4  Includes dividend expense on securities sold short.
5 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
6  Calculated based on the average shares outstanding during the period.
7  Amount less than $0.005.
8 Exclusive of nonrecurring account fees, extraordinary expenses, interest expense, and dividends on securities sold short.
9 The ratios of Expenses before Waiver/Reimbursements and Expenses Net of Waivers/Reimbursements have been adjusted from 3.57% and 2.78%, respectively, to more appropriately reflect expenses incurred for the period.

                                                                RATIOS/SUPPLEMENTAL DATA
                                        -------------------------------------------------------------------------
                 NET ASSET              NET ASSETS,    NET INVESTMENT
                  VALUE,                  END OF       INCOME/(LOSS)      EXPENSES BEFORE          EXPENSES
    REDEMPTION    END OF      TOTAL       PERIOD      NET OF WAIVERS/         WAIVERS/          NET OF WAIVERS/
       FEES       PERIOD     RETURN 2     (000'S)     REIMBURSEMENTS 3   REIMBURSEMENTS 3,4   REIMBURSEMENTS 3,4
    ----------   ---------   --------   -----------   ----------------   ------------------   -------------------
      $  --       $11.79        9.66%    $ 44,559           0.96%               1.23%                 0.99%
         -- 7      10.92       32.33       44,301           0.62                1.47                  1.00
         --         8.28      (16.78)      14,479           0.80                2.73                  0.99
      $  -- 7     $ 8.07        3.42%    $  5,056           0.53%               2.34%                 0.99%
         -- 7       7.84       32.84        5,006           0.80                2.59                  0.80
         --         5.95      (22.68)       3,418           1.03                4.55                  0.75
         --         7.77        1.69        4,297           0.76                3.81                  0.75
         --         7.70      (22.71)       3,910           0.59                2.90                  0.75
      $  -- 7     $15.96        9.98%    $256,444           0.23%               1.20%                 1.14%
         -- 7      14.71       55.90       98,077           0.49                1.46                  1.14
         --         9.55      (13.83)      18,589           0.38                3.71                  1.15
         --        11.10       11.25        2,980           0.38                9.02                  1.15
      $  -- 7     $13.50        9.36%    $948,225           0.20%               1.09%                 1.09%
         -- 7      13.82       56.83      954,275           0.45                1.13                  1.13
         --         8.98      (17.10)     487,020           0.33                1.29                  1.15
         --        11.18       23.92      482,205           0.33                1.29                  1.15
         --         9.57       (1.26)     408,148           0.26                1.25                  1.15
      $  -- 7     $ 9.63       14.36%    $ 16,094           0.96%               2.69%                 1.34%
       0.01         8.46       53.81        9,914           1.12                4.32                  1.35
       0.01         5.56      (20.66)       6,368           1.24                5.30                  1.35
         --         7.09       (8.36)       7,882           0.94                4.13                  1.35
         --         8.14      (18.50)       9,071           4.20                3.48                  1.35
      $  -- 7     $16.89       26.52%    $270,646           0.50%               1.55%                 1.49%
         -- 7      13.94       77.37       70,382           0.65                1.94                  1.47
       0.02         7.92       (5.36)      20,562           1.09                2.60                  1.50
         --         8.48       (4.80)      28,027           1.71                2.24                  1.50
         --         9.13      (10.78)      41,951           0.99                1.93                  1.50
      $  -- 7     $11.44        5.93%    $ 12,312          (0.13%)              3.23%                 2.94%
         -- 7      10.80       (6.17)      20,404          (0.57)               3.22                  2.82
       0.01        11.51       12.90       26,736           0.01                3.59                  2.67
         --        10.22        9.20       10,037           1.87                2.84                  1.95
         --         9.61       (4.79)      11,855           5.19                2.67                  2.12
      $  --       $11.62        2.83%    $ 15,140          (1.04%)              4.38%                 3.82%
         -- 7      11.30       (4.80)      12,527          (1.11)               3.69 9                2.91 9
       0.02        11.87       16.95       13,491          (0.28)               4.04                  2.50
         --        10.15       12.21       10,514           1.67                3.19                  1.93
         --         9.43       (3.56)      14,924           4.59                3.19                  2.15
      $  -- 7     $10.51        6.48%    $102,974          (0.28%)              3.04%                 2.98%
         -- 7       9.87       (5.82)      95,541          (0.46)               2.88                  2.77
         --        10.48       16.96       92,356          (0.15)               2.72                  2.42
         --         8.96       13.53       69,629           1.61                2.49                  2.18
         --         8.11       15.96       61,923           4.56                3.05                  2.72

        RATIOS/SUPPLEMENTAL DATA
     ------------------------------

          EXPENSES        PORTFOLIO
      NET OF WAIVERS/     TURNOVER
     REIMBURSEMENTS 3,8    RATE 5
     ------------------   ---------
            0.99%           127.89%
            1.00            141.50
            0.99            100.79
            0.99%            77.81%
            0.80            177.43
            0.75             68.73
            0.75            111.54
            0.75             88.81
            1.14%            62.60%
            1.14             93.08
            1.15             98.65
            1.15             78.02
            1.09%            68.09%
            1.13             75.65
            1.15             70.83
            1.15            101.08
            1.15            128.79
            1.34%            52.06%
            1.35            107.02
            1.35            138.85
            1.35            132.84
            1.35             86.18
            1.49%            59.70%
            1.47            102.50
            1.50            129.34
            1.50            147.52
            1.50            148.53
            1.24%           180.14%
            1.25            189.35
            1.25            185.66
            1.25            313.22
            1.25            399.02
            1.99%           152.24%
            1.81            175.85
            1.50            189.09
            1.50            231.34
            1.50            216.10
            1.74%           111.19%
            1.75             76.36
            1.74            209.95
            1.75            126.45
            1.84            129.80

                                                      INVESTMENT ACTIVITIES                         LESS DIVIDENDS FROM
                                            ------------------------------------------    ---------------------------------------
                                                               NET
                               NET ASSET       NET           REALIZED
                                VALUE,      INVESTMENT    AND UNREALIZED    TOTAL FROM       NET        NET REALIZED
                               BEGINNING     INCOME/      GAINS (LOSSES)    INVESTMENT    INVESTMENT      GAINS ON        TOTAL
                               OF PERIOD      (LOSS)      ON INVESTMENTS    ACTIVITIES      INCOME      INVESTMENTS     DIVIDENDS
                               ---------    ----------    --------------    ----------    ----------    ------------    ---------
ADVISER SHARES
---------------------------
LAUDUS ROSENBERG U.S. SMALL
  CAPITALIZATION FUND
  For the Year Ended March
    31, 2005...............     $13.71        $   -- 6,7      $ 1.26          $ 1.26        $   --         $(1.59)       $(1.59)
  For the Year Ended March
    31, 2004...............       8.91          0.02            5.00            5.02         (0.02)         (0.20)        (0.22)
  For the Year Ended March
    31, 2003...............      11.12          0.01 6         (1.93)          (1.92)        (0.02)         (0.27)        (0.29)
  For the Year Ended March
    31, 2002...............       9.53            -- 6          2.17            2.17         (0.03)         (0.55)        (0.58)
  For the Year Ended March
    31, 2001...............      10.02          0.01 6         (0.16)          (0.15)        (0.01)         (0.33)        (0.34)
INVESTOR SHARES
---------------------------
LAUDUS ROSENBERG U.S. LARGE
  CAPITALIZATION FUND
  For the Year Ended March
    31, 2005...............     $10.96        $ 0.08 6        $ 0.93          $ 1.01        $(0.07)        $(0.09)       $(0.16)
  For the Year Ended March
    31, 2004...............       8.31          0.02 6          2.63            2.65            --             --            --
  July 31, 2002 to March
    31, 2003 1.............       8.88          0.05 6         (0.62)          (0.57)           --             --            --
LAUDUS ROSENBERG U.S. LARGE
  CAPITALIZATION GROWTH
  FUND 2
  For the Year Ended March
    31, 2005...............     $ 7.92        $ 0.02 6        $ 0.23          $ 0.25        $(0.02)        $   --        $(0.02)
  August 15, 2003 to March
    31, 2004 1.............       6.95          0.09 6          0.92            1.01         (0.04)            --         (0.04)
LAUDUS ROSENBERG U.S.
  DISCOVERY FUND
  For the Year Ended March
    31, 2005...............     $14.66        $(0.05) 6       $ 1.47          $ 1.42        $(0.02)        $(0.18)       $(0.20)
  For the Year Ended March
    31, 2004...............       9.53          0.01 6          5.24            5.25            --          (0.12)        (0.12)
  For the Year Ended March
    31, 2003...............      11.08          0.02 6         (1.57)          (1.55)           --             --            --
  October 3, 2001 to March
    31, 2002 1.............       9.38            --            1.72            1.72         (0.02)            --         (0.02)
LAUDUS ROSENBERG U.S. SMALL
  CAPITALIZATION FUND
  For the Year Ended March
    31, 2005...............     $13.65        $(0.02) 6       $ 1.26          $ 1.24        $   --         $(1.59)       $(1.59)
  For the Year Ended March
    31, 2004...............       8.88          0.01            4.98            4.99         (0.02)         (0.20)        (0.22)
  For the Year Ended March
    31, 2003...............      11.08            -- 6,7       (1.92)          (1.92)        (0.01)         (0.27)        (0.28)
  For the Year Ended March
    31, 2002...............       9.50            -- 6          2.15            2.15         (0.02)         (0.55)        (0.57)
  For the Year Ended March
    31, 2001...............      10.00         (0.01) 6        (0.14)          (0.15)        (0.02)         (0.33)        (0.35)
LAUDUS ROSENBERG
  INTERNATIONAL EQUITY FUND
  For the Year Ended March
    31, 2005...............     $ 8.47        $ 0.06 6        $ 1.11          $ 1.17        $(0.03)        $   --        $(0.03)
  For the Year Ended March
    31, 2004...............       5.57          0.03 6          2.95            2.98         (0.08)            --         (0.08)
  For the Year Ended March
    31, 2003...............       7.05          0.07 6         (1.54)          (1.47)        (0.02)            --         (0.02)
  For the Year Ended March
    31, 2002...............       8.13          0.05 6         (0.78)          (0.73)        (0.35)            --         (0.35)
  December 5, 2000 to March
    31, 2001 1.............       8.98          0.27           (1.12)          (0.85)           --             --            --
LAUDUS ROSENBERG
  INTERNATIONAL SMALL
  CAPITALIZATION FUND
  For the Year Ended March
    31, 2005...............     $13.83        $ 0.03 6        $ 3.51          $ 3.54        $(0.02)        $(0.62)       $(0.64)
  For the Year Ended March
    31, 2004...............       7.87          0.03 6          6.01            6.04         (0.08)            --         (0.08)
  For the Year Ended March
    31, 2003...............       8.43          0.08 6         (0.57)          (0.49)        (0.09)            --         (0.09)
  For the Year Ended March
    31, 2002...............       9.09          0.07 6         (0.55)          (0.48)        (0.18)            -- 7       (0.18)
  For the Year Ended March
    31, 2001...............      11.77          0.08           (1.29)          (1.21)        (0.12)         (1.35)        (1.47)
LAUDUS ROSENBERG U.S.
  LARGE/MID CAPITALIZATION
  LONG/SHORT EQUITY FUND
  For the Year Ended March
    31, 2005...............     $10.86        $(0.04) 6       $ 0.64          $ 0.60        $   --         $   --        $   --
  For the Year Ended March
    31, 2004...............      11.61         (0.10) 6        (0.65)          (0.75)           --             --            --
  For the Year Ended March
    31, 2003...............      10.34         (0.05) 6         1.33            1.28         (0.02)            --         (0.02)
  For the Year Ended March
    31, 2002...............       9.73          0.10 6          0.76            0.86         (0.25)            --         (0.25)
  For the Year Ended March
    31, 2001...............      10.99          0.50 6         (1.10)          (0.60)        (0.66)            --         (0.66)
LAUDUS ROSENBERG GLOBAL
  LONG/SHORT EQUITY FUND
  For the Year Ended March
    31, 2005...............     $11.21        $(0.17) 6       $ 0.43          $ 0.26        $   --         $   --        $   --
  For the Year Ended March
    31, 2004...............      11.81         (0.17) 6        (0.43)          (0.60)           --             --            --
  For the Year Ended March
    31, 2003...............      10.13         (0.09) 6         1.75            1.66            --             --            --
  August 23, 2001 to March
    31, 2002 1.............      10.19          0.01 6          0.32            0.33         (0.39)            --         (0.39)
LAUDUS ROSENBERG VALUE
  LONG/SHORT EQUITY FUND
  For the Year Ended March
    31, 2005...............     $ 9.81        $(0.06) 6       $ 0.66          $ 0.60        $   --         $   --        $   --
  For the Year Ended March
    31, 2004...............      10.43         (0.09) 6        (0.53)          (0.62)           --             --            --
  For the Year Ended March
    31, 2003...............       8.95         (0.05) 6         1.53            1.48            --             --            --
  For the Year Ended March
    31, 2002...............       8.10          0.09 6          0.96            1.05         (0.20)            --         (0.20)
  For the Year Ended March
    31, 2001...............       7.41          0.31 6          0.78            1.09         (0.40)            --         (0.40)

------------------------
1  From commencement of operations.
2  Not annualized for periods less than one year.
3  Annualized for periods less than one year.
4  Includes dividend expense on securities sold short.
5 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
6  Calculated based on the average shares outstanding during the period.
7  Amount less than $0.005.
8 Exclusive of nonrecurring account fees, extraordinary expenses, interest expense, and dividends on securities sold short.
9 The ratios of Expenses before Waiver/Reimbursements and Expenses Net of Waivers/Reimbursements have been adjusted from 3.89% and 3.11%, respectively, to more appropriately reflect expenses incurred for the period.
 50

                                                                RATIOS/SUPPLEMENTAL DATA
                                        ------------------------------------------------------------------------
                 NET ASSET              NET ASSETS,    NET INVESTMENT
                  VALUE,                  END OF       INCOME/(LOSS)          EXPENSES             EXPENSES
    REDEMPTION    END OF      TOTAL       PERIOD      NET OF WAIVERS/     BEFORE WAIVERS/      NET OF WAIVERS/
       FEES       PERIOD     RETURN 2     (000'S)     REIMBURSEMENTS 3   REIMBURSEMENTS 3,4   REIMBURSEMENTS 3,4
    ----------   ---------   --------   -----------   ----------------   ------------------   ------------------
      $  -- 7     $13.38        9.12%    $ 41,104          (0.01%)              1.31%                1.31%
         -- 7      13.71       56.53       44,059           0.19                1.40                 1.40
         --         8.91      (17.35)      25,973           0.07                1.54                 1.40
         --        11.12       23.61       17,695           0.05                1.53                 1.39
         --         9.53       (1.43)       8,137           0.07                1.45                 1.35
      $  --       $11.81        9.22%    $  2,786           0.69%               1.58%                1.35%
         -- 7      10.96       31.89          590           0.24                1.51                 1.25
         --         8.31       (6.42)         666           0.87                3.05                 1.25
      $  -- 7     $ 8.15        3.14%    $  1,894           0.21%               2.68%                1.32%
         -- 7       7.92       14.50        1,479           1.12                2.72                 1.11
      $  -- 7     $15.88        9.70%    $ 58,284          (0.30%)              1.55%                1.49%
         -- 7      14.66       55.22        2,581           0.04                1.63                 1.40
         --         9.53      (13.99)         104           0.20                6.18                 1.40
         --        11.08       18.34           98           0.03               10.26                 1.40
      $  -- 7     $13.30        9.00%    $297,927          (0.15%)              1.43%                1.43%
         -- 7      13.65       56.40      272,481           0.11                1.47                 1.47
         --         8.88      (17.42)     136,293          (0.02)               1.63                 1.49
         --        11.08       23.50      108,449          (0.05)               1.65                 1.51
         --         9.50       (1.52)      65,217          (0.13)               1.53                 1.43
      $  -- 7     $ 9.61       13.79%    $ 12,491           0.65%               2.96%                1.72%
       0.02         8.47       53.61        2,881           0.45                4.46                 1.59
       0.01         5.57      (20.73)          17           1.06                5.27                 1.60
         --         7.05       (8.83)          18           0.64                4.27                 1.60
         --         8.13       (9.47)          24          25.10                4.09                 1.60
      $  -- 7     $16.73       26.16%    $355,766           0.20%               1.88%                1.83%
         -- 7      13.83       76.91       82,780           0.28                2.18                 1.75
       0.02         7.87       (5.53)      16,834           0.99                2.93                 1.78
         --         8.43       (5.08)       6,334           0.79                2.67                 1.78
         --         9.09      (11.08)       1,731           0.67                2.24                 1.81
      $  -- 7     $11.46        5.52%    $ 12,824          (0.33%)              3.55%                3.26%
         -- 7      10.86       (6.46)       8,693          (0.93)               3.51                 3.12
       0.01        11.61       12.49       16,251          (0.45)               3.91                 3.07
         --        10.34        8.96          471           0.99                3.42                 2.42
         --         9.73       (5.06)          24           4.90                2.96                 2.41
      $0.02       $11.49        2.50%    $  6,094          (1.57%)              4.80%                4.27%
         -- 7      11.21       (5.08)       8,533          (1.50)               4.01 9               3.23 9
       0.02        11.81       16.58        9,474          (0.80)               4.42                 2.92
         --        10.13        3.58            7           0.22                4.43                 2.34
      $  -- 7     $10.41        6.12%    $ 34,930          (0.55%)              3.37%                3.30%
         -- 7       9.81       (5.94)      34,081          (0.90)               3.18                 3.06
         --        10.43       16.54       38,473          (0.43)               2.97                 2.69
         --         8.95       13.24        5,355           1.05                2.79                 2.48
         --         8.10       15.49        3,952           4.23                3.37                 3.04

        RATIOS/SUPPLEMENTAL DATA
     ------------------------------

          EXPENSES        PORTFOLIO
      NET OF WAIVERS/     TURNOVER
     REIMBURSEMENTS 3,8    RATE 5
     ------------------   ---------
            1.31%            68.09%
            1.40             75.65
            1.40             70.83
            1.39            101.08
            1.35            128.79
            1.35%           127.89%
            1.25            141.50
            1.25            100.79
            1.32%            77.81%
            1.39            177.43
            1.49%            62.60%
            1.40             93.08
            1.40             98.65
            1.40             78.02
            1.43%            68.09%
            1.47             75.65
            1.49             70.83
            1.51            101.08
            1.43            128.79
            1.72%            52.06%
            1.59            107.02
            1.60            138.85
            1.60            132.84
            1.60             86.18
            1.83%            59.70%
            1.75            102.50
            1.78            129.34
            1.78            147.52
            1.81            148.53
            1.61%           180.14%
            1.55            189.35
            1.54            185.66
            1.56            313.22
            1.54            399.02
            2.34%           152.24%
            2.14            175.85
            1.80            189.09
            1.75            231.34
            2.06%           111.19%
            2.05             76.36
            2.02            209.95
            2.04            126.45
            2.16            129.80

                      (This page intentionally left blank)

                                                             (LAUDUS FUNDS LOGO)

                                                COMMAND PERFORMANCE(TM)

FOR MORE INFORMATION ABOUT THE FUNDS:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides additional information about the Funds. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:
Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and the SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Funds for free from the EDGAR database on the Commission's website at http://www.sec.gov.

You may also obtain free copies of the SAI and the Annual and Semi-Annual Reports on the Funds' website at www.laudusfunds.com. To request that a copy of the SAI and the Annual and Semi-Annual Reports be mailed to you, free of charge, or to request other information about the Funds or make shareholder inquiries, you may contact the Funds at:

Laudus Trust
P.O. Box 8032
Boston, Massachusetts 02266
1.866.452.8387 Institutional Shares
1.866.452.8387 Registered Investment Professionals
1.800.447.3332 Investor and Adviser Shares

Investment Company Act File No. 811-5547
REG26642-03